Employee Benefits - Weighted Average Duration of Defined Benefit Obligations (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	14 years	15 years
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	17 years	16 years